Commitments and contingencies (Tables)	12 Months Ended
Jun. 30, 2020
Commitments and contingencies
Schedule of Capital commitments

Capital commitments, which are primarily related to the campus decoration are as follows:

	2019	2020
	RMB	RMB
Contracted, but not provided for:
Leasehold improvement	12,525	47,813
Furniture, fixtures and other equipment	—	2,826